Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities.
Lease liabilities (Note 23)	£ 1,263	£ 1,698
Provisions for liabilities and charges	1,268	1,852
Retirement benefit liabilities (Note 5)	114	121
Accruals	1,508	990
Deferred income	319	361
Current tax	12	63
Deferred tax (Note 7)	359	291
Acceptances	225	272
Other liabilities	729	740
Total other liabilities	5,797	6,388
Liabilities of disposal groups	£ 5	£ 0